ACCOUNTING POLICIES - IMPAIRMENTS OF NONCURRENT ASSETS (Details)	12 Months Ended
Dec. 31, 2022
Accumulated impairment [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Business plan based on the calculation of impairment	5 years